Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

11.    Related Party Transactions.

The Company has consulting arrangements with its Chief Medical Officer and with several members of its Scientific Advisory Board. During the three month periods ended March 31, 2012 and 2011, the Company paid approximately $11,000 and $21,000, respectively, in consulting fees to related parties.

9.    Related Party Transactions

Since its inception in 2002, the Company has entered into various consulting agreements with non-employee officers, directors and members of the Company's Scientific Advisory Board, a portion of which were with related parties under common ownership and control. During the years ended December 31, 2011, 2010 and 2009, the Company paid approximately $93,000, $79,000 and $64,000, respectively, in consulting fees to related parties.

The Company has an employment agreement with Patrick J. McEnany, its principal stockholder, Chairman, President and Chief Executive Officer. Under this agreement, Mr. McEnany will receive an annual base salary of approximately $387,000 in 2012, and may earn bonus compensation based on performance. This agreement expires in November 2013.